Distribution Date:	02/18/26	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
Determination Date:	02/11/26
Next Distribution Date:	03/17/26
Record Date:	01/30/26	Commercial Mortgage Pass-Through Certificates
Series 2017 C34

Revision: October 2025 - April 2026
The servicer revised ARA values and dates for loan 15, for a period spanning from October 2025 to April 2026

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		Attention: Heather Bennett and Arnold Shulkin		hbennett@starwood.com; AShulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13-14				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 310-9821
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61767EAA2	2.109000%	25,285,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61767EAB0	3.197000%	47,024,000.00	28,443,290.22	591,327.34	75,777.67	0.00	0.00	667,105.01	27,851,962.88	32.94%	30.00%
A-SB	61767EAC8	3.354000%	61,577,000.00	18,070,360.61	993,256.04	50,506.66	0.00	0.00	1,043,762.70	17,077,104.57	32.94%	30.00%
A-3	61767EAD6	3.276000%	250,000,000.00	250,000,000.00	0.00	682,500.00	0.00	0.00	682,500.00	250,000,000.00	32.94%	30.00%
A-4	61767EAE4	3.536000%	313,447,000.00	313,447,000.00	0.00	923,623.83	0.00	0.00	923,623.83	313,447,000.00	32.94%	30.00%
A-S	61767EAH7	3.859000%	77,205,000.00	77,205,000.00	0.00	248,278.41	0.00	0.00	248,278.41	77,205,000.00	24.43%	22.25%
B	61767EAJ3	4.111000%	48,564,000.00	48,564,000.00	0.00	166,372.17	0.00	0.00	166,372.17	48,564,000.00	19.07%	17.38%
C	61767EAK0	4.166844%	46,074,000.00	46,074,000.00	0.00	159,985.97	0.00	0.00	159,985.97	46,074,000.00	14.00%	12.75%
D	61767EAU8	2.700000%	56,036,000.00	56,036,000.00	0.00	126,081.00	0.00	0.00	126,081.00	56,036,000.00	7.82%	7.13%
E	61767EAW4	3.300000%	24,905,000.00	24,905,000.00	0.00	68,488.75	0.00	0.00	68,488.75	24,905,000.00	5.07%	4.63%
F	61767EAY0	3.300000%	11,207,000.00	11,207,000.00	0.00	30,819.25	0.00	0.00	30,819.25	11,207,000.00	3.84%	3.50%
G*	61767EBA1	3.300000%	34,867,004.00	34,818,634.26	0.00	62,151.70	0.00	0.00	62,151.70	34,818,634.26	0.00%	0.00%
V	61767EBC7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61767EBE3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	BCC2ELX24	4.166844%	52,431,105.50	47,830,015.03	83,399.13	164,315.10	0.00	0.00	247,714.23	47,746,615.90	0.00%	0.00%
Regular SubTotal			1,048,622,109.50	956,600,300.12	1,667,982.51	2,758,900.51	0.00	0.00	4,426,883.02	954,932,317.61

X-A	61767EAF1	0.758608%	697,333,000.00	609,960,650.84	0.00	385,600.81	0.00	0.00	385,600.81	608,376,067.45
X-B	61767EAG9	0.154089%	171,843,000.00	171,843,000.00	0.00	22,065.90	0.00	0.00	22,065.90	171,843,000.00
X-D	61767EAL8	1.466844%	56,036,000.00	56,036,000.00	0.00	68,496.72	0.00	0.00	68,496.72	56,036,000.00
X-E	61767EAN4	0.866844%	24,905,000.00	24,905,000.00	0.00	17,990.62	0.00	0.00	17,990.62	24,905,000.00
X-F	61767EAQ7	0.866844%	11,207,000.00	11,207,000.00	0.00	8,095.60	0.00	0.00	8,095.60	11,207,000.00
X-G	61767EAS3	0.866844%	34,867,004.00	34,818,634.26	0.00	25,151.93	0.00	0.00	25,151.93	34,818,634.26
Notional SubTotal			996,191,004.00	908,770,285.10	0.00	527,401.58	0.00	0.00	527,401.58	907,185,701.71

Deal Distribution Total					1,667,982.51	3,286,302.09	0.00	0.00	4,954,284.60

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and
	dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in
	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61767EAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61767EAB0	604.86751914	12.57501148	1.61146797	0.00000000	0.00000000	0.00000000	0.00000000	14.18647946	592.29250766
A-SB	61767EAC8	293.45958085	16.13030904	0.82021956	0.00000000	0.00000000	0.00000000	0.00000000	16.95052861	277.32927181
A-3	61767EAD6	1,000.00000000	0.00000000	2.73000000	0.00000000	0.00000000	0.00000000	0.00000000	2.73000000	1,000.00000000
A-4	61767EAE4	1,000.00000000	0.00000000	2.94666668	0.00000000	0.00000000	0.00000000	0.00000000	2.94666668	1,000.00000000
A-S	61767EAH7	1,000.00000000	0.00000000	3.21583330	0.00000000	0.00000000	0.00000000	0.00000000	3.21583330	1,000.00000000
B	61767EAJ3	1,000.00000000	0.00000000	3.42583333	0.00000000	0.00000000	0.00000000	0.00000000	3.42583333	1,000.00000000
C	61767EAK0	1,000.00000000	0.00000000	3.47236988	0.00000000	0.00000000	0.00000000	0.00000000	3.47236988	1,000.00000000
D	61767EAU8	1,000.00000000	0.00000000	2.25000000	0.00000000	0.00000000	0.00000000	0.00000000	2.25000000	1,000.00000000
E	61767EAW4	1,000.00000000	0.00000000	2.75000000	0.00000000	0.00000000	0.00000000	0.00000000	2.75000000	1,000.00000000
F	61767EAY0	1,000.00000000	0.00000000	2.75000000	0.00000000	0.00000000	0.00000000	0.00000000	2.75000000	1,000.00000000
G	61767EBA1	998.61273598	0.00000000	1.78253629	0.96364861	29.46061669	0.00000000	0.00000000	1.78253629	998.61273598
V	61767EBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61767EBE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	BCC2ELX24	912.24502276	1.59064222	3.13392400	0.03372807	1.05195951	0.00000000	0.00000000	4.72456622	910.65438054

Notional Certificates
X-A	61767EAF1	874.70498433	0.00000000	0.55296510	0.00000000	0.00000000	0.00000000	0.00000000	0.55296510	872.43263613
X-B	61767EAG9	1,000.00000000	0.00000000	0.12840733	0.00000000	0.00000000	0.00000000	0.00000000	0.12840733	1,000.00000000
X-D	61767EAL8	1,000.00000000	0.00000000	1.22236991	0.00000000	0.00000000	0.00000000	0.00000000	1.22236991	1,000.00000000
X-E	61767EAN4	1,000.00000000	0.00000000	0.72236981	0.00000000	0.00000000	0.00000000	0.00000000	0.72236981	1,000.00000000
X-F	61767EAQ7	1,000.00000000	0.00000000	0.72236995	0.00000000	0.00000000	0.00000000	0.00000000	0.72236995	1,000.00000000
X-G	61767EAS3	998.61273598	0.00000000	0.72136769	0.00000000	0.00000000	0.00000000	0.00000000	0.72136769	998.61273598

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	01/01/26 - 01/30/26	30	0.00	75,777.67	0.00	75,777.67	0.00	0.00	0.00	75,777.67	0.00
A-SB	01/01/26 - 01/30/26	30	0.00	50,506.66	0.00	50,506.66	0.00	0.00	0.00	50,506.66	0.00
A-3	01/01/26 - 01/30/26	30	0.00	682,500.00	0.00	682,500.00	0.00	0.00	0.00	682,500.00	0.00
A-4	01/01/26 - 01/30/26	30	0.00	923,623.83	0.00	923,623.83	0.00	0.00	0.00	923,623.83	0.00
X-A	01/01/26 - 01/30/26	30	0.00	385,600.81	0.00	385,600.81	0.00	0.00	0.00	385,600.81	0.00
X-B	01/01/26 - 01/30/26	30	0.00	22,065.90	0.00	22,065.90	0.00	0.00	0.00	22,065.90	0.00
X-D	01/01/26 - 01/30/26	30	0.00	68,496.72	0.00	68,496.72	0.00	0.00	0.00	68,496.72	0.00
X-E	01/01/26 - 01/30/26	30	0.00	17,990.62	0.00	17,990.62	0.00	0.00	0.00	17,990.62	0.00
X-F	01/01/26 - 01/30/26	30	0.00	8,095.60	0.00	8,095.60	0.00	0.00	0.00	8,095.60	0.00
X-G	01/01/26 - 01/30/26	30	0.00	25,151.93	0.00	25,151.93	0.00	0.00	0.00	25,151.93	0.00
A-S	01/01/26 - 01/30/26	30	0.00	248,278.41	0.00	248,278.41	0.00	0.00	0.00	248,278.41	0.00
B	01/01/26 - 01/30/26	30	0.00	166,372.17	0.00	166,372.17	0.00	0.00	0.00	166,372.17	0.00
C	01/01/26 - 01/30/26	30	0.00	159,985.97	0.00	159,985.97	0.00	0.00	0.00	159,985.97	0.00
D	01/01/26 - 01/30/26	30	0.00	126,081.00	0.00	126,081.00	0.00	0.00	0.00	126,081.00	0.00
E	01/01/26 - 01/30/26	30	0.00	68,488.75	0.00	68,488.75	0.00	0.00	0.00	68,488.75	0.00
F	01/01/26 - 01/30/26	30	0.00	30,819.25	0.00	30,819.25	0.00	0.00	0.00	30,819.25	0.00
G	01/01/26 - 01/30/26	30	990,878.98	95,751.24	0.00	95,751.24	33,599.54	0.00	0.00	62,151.70	1,027,203.44
VRR Interest	01/01/26 - 01/30/26	30	53,202.27	166,083.50	0.00	166,083.50	1,768.40	0.00	0.00	164,315.10	55,155.40
Totals			1,044,081.25	3,321,670.03	0.00	3,321,670.03	35,367.94	0.00	0.00	3,286,302.09	1,082,358.84

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	Additional Information
Total Available Distribution Amount (1)	4,954,284.60
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,449,102.70	Master Servicing Fee	7,306.90
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,229.05
Interest Adjustments	(1,618.36)	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	411.87
ARD Interest	0.00	Operating Advisor Fee	1,404.79
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	395.39
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,447,484.34	Total Fees	15,038.00

Principal		Expenses/Reimbursements
Scheduled Principal	1,028,830.53	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	35,226.21
Principal Prepayments	(220,178.28)	Special Servicing Fees (Monthly)	(1,115.06)
Collection of Principal after Maturity Date	220,178.28	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,256.79
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	639,151.98	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,667,982.51	Total Expenses/Reimbursements	35,367.94

		Interest Reserve Deposit	110,776.28

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,286,302.09
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,667,982.51
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,954,284.60
Total Funds Collected	5,115,466.85	Total Funds Distributed	5,115,466.82

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	956,600,300.12	956,600,300.12	Beginning Certificate Balance	956,600,300.12
(-) Scheduled Principal Collections	1,028,830.53	1,028,830.53	(-) Principal Distributions	1,667,982.51
(-) Unscheduled Principal Collections	639,151.98	639,151.98	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	954,932,317.61	954,932,317.61	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	956,951,145.81	956,951,145.81	Ending Certificate Balance	954,932,317.61
Ending Actual Collateral Balance	955,412,867.72	955,412,867.72

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.17%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	82,022,406.88	8.59%	17	4.0470	NAP	Defeased	6	82,022,406.88	8.59%	17	4.0470	NAP
5,000,000 or less	8	29,565,102.48	3.10%	19	4.4575	2.262353	1.40 or less	8	200,860,619.54	21.03%	19	4.2919	0.920694
5,000,001 to 10,000,000	9	68,205,777.79	7.14%	19	4.2944	2.303350	1.41 to 1.50	5	88,712,531.72	9.29%	19	4.3465	1.436361
10,000,001 to 15,000,000	4	44,941,936.65	4.71%	19	4.3566	1.812148	1.51 to 1.60	2	16,056,478.33	1.68%	20	4.3810	1.564565
15,000,001 to 25,000,000	9	180,023,866.68	18.85%	19	4.4991	1.642065	1.61 to 1.70	1	18,139,737.49	1.90%	18	4.4800	1.661900
25,000,001 to 50,000,000	10	389,762,103.36	40.82%	13	4.1476	1.766208	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 or greater	2	160,411,123.77	16.80%	19	3.8603	2.747659	1.81 to 1.90	5	60,284,109.40	6.31%	19	4.6557	1.856533
Totals	48	954,932,317.61	100.00%	16	4.1869	1.970227	1.91 to 2.50	10	303,996,233.55	31.83%	11	4.1116	2.186052
							2.51 to 3.00	7	105,427,538.88	11.04%	19	4.1003	2.815562
							3.01 or greater	4	79,432,661.82	8.32%	18	3.8287	3.641649
							Totals	48	954,932,317.61	100.00%	16	4.1869	1.970227
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	82,022,406.88	8.59%	17	4.0470	NAP	Texas	24	69,679,332.93	7.30%	20	4.3282	1.986591
Alaska	1	1,058,102.69	0.11%	19	3.8906	2.813100	Virginia	2	794,585.28	0.08%	16	4.4860	1.077700
Arizona	6	18,218,772.76	1.91%	19	4.1682	3.318192	Washington	5	18,899,769.08	1.98%	19	4.1513	1.890309
Arkansas	2	1,356,944.95	0.14%	19	3.9267	2.707846	Wisconsin	1	208,965.60	0.02%	16	4.4860	1.077700
California	18	261,956,978.42	27.43%	19	4.1642	1.728525	Wyoming	1	242,503.30	0.03%	16	4.4860	1.077700
Connecticut	1	219,284.89	0.02%	16	4.4860	1.077700	Totals	175	954,932,317.61	100.00%	16	4.1869	1.970227
Florida	9	39,689,510.37	4.16%	19	4.4977	1.811300
									Property Type³
Georgia	2	6,615,670.33	0.69%	19	4.2388	2.822693
Illinois	27	53,086,281.77	5.56%	20	4.3966	1.661746		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	5	1,604,649.51	0.17%	16	4.4860	1.077700		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	16	33,750,518.26	3.53%	19	4.4500	0.983900	Defeased	5	82,022,406.88	8.59%	17	4.0470	NAP
Kentucky	2	2,118,635.46	0.22%	18	4.0102	2.464428	Industrial	1	1,634,991.84	0.17%	20	4.6040	1.829600
Louisiana	1	39,471,494.27	4.13%	18	3.9840	1.366400	Lodging	78	88,026,129.06	9.22%	19	4.3035	2.075855
Maryland	3	4,322,350.60	0.45%	19	3.9240	2.715736	Mixed Use	2	46,976,677.35	4.92%	18	4.3764	1.466883
Michigan	5	44,504,997.93	4.66%	20	4.2121	1.924370	Multi-Family	22	64,849,087.45	6.79%	20	4.1245	1.947559
Minnesota	5	3,104,712.68	0.33%	19	3.9839	2.541155	Office	27	375,132,087.22	39.28%	19	4.1242	2.000310
Nevada	1	3,165,547.35	0.33%	19	4.5700	1.974600	Retail	17	232,740,183.31	24.37%	8	4.2824	1.805845
New Jersey	1	417,931.23	0.04%	16	4.4860	1.077700	Self Storage	23	63,550,754.34	6.66%	19	4.1394	2.724874
New York	13	145,852,433.17	15.27%	18	3.9839	2.898741	Totals	175	954,932,317.61	100.00%	16	4.1869	1.970227
North Carolina	1	353,435.67	0.04%	16	4.4860	1.077700
Ohio	3	995,811.46	0.10%	16	4.4860	1.077700
Oklahoma	3	39,396,838.55	4.13%	(45)	4.1825	2.145592
Oregon	2	3,163,920.26	0.33%	19	3.9887	2.527265
Pennsylvania	8	65,256,271.66	6.83%	18	4.4052	1.400323
Tennessee	2	13,403,660.14	1.40%	20	4.1200	2.696500

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	82,022,406.88	8.59%	17	4.0470	NAP	Defeased	6	82,022,406.88	8.59%	17	4.0470	NAP
	4.0000% or less	6	274,516,002.90	28.75%	19	3.8923	2.609506	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.4999%	26	492,847,853.98	51.61%	14	4.2672	1.664642	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	9	100,500,507.25	10.52%	19	4.6524	1.831711	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	1	5,045,546.60	0.53%	17	5.3720	1.851700	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	954,932,317.61	100.00%	16	4.1869	1.970227	49 months or greater	42	872,909,910.73	91.41%	16	4.2000	1.982103
								Totals	48	954,932,317.61	100.00%	16	4.1869	1.970227
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	82,022,406.88	8.59%	17	4.0470	NAP	Defeased	6	82,022,406.88	8.59%	17	4.0470	NAP
	60 months or less	42	872,909,910.73	91.41%	16	4.2000	1.982103	Interest Only	13	427,497,974.16	44.77%	13	4.0551	2.402559
61 months to 112 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	3	46,866,090.17	4.91%	19	4.0929	2.553931
	112 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	26	398,545,846.40	41.74%	19	4.3681	1.463859
	Totals	48	954,932,317.61	100.00%	16	4.1869	1.970227	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	48	954,932,317.61	100.00%	16	4.1869	1.970227
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	82,022,406.88	8.59%	17	4.0470	NAP			No outstanding loans in this group
Underwriter's Information		1	9,593,876.23	1.00%	18	3.7515	4.100000
	12 months or less	39	817,857,911.80	85.65%	16	4.1930	2.001500
	13 months to 24 months	2	45,458,122.70	4.76%	18	4.4206	1.186130
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	954,932,317.61	100.00%	16	4.1869	1.970227
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300801672	OF	San Francisco	CA	Actual/360	3.926%	338,072.22	0.00	0.00	09/10/27	09/10/29	--	100,000,000.00	100,000,000.00	02/10/26
2	308921002	OF	Atlanta	GA	Actual/360	3.990%	171,337.04	82,341.29	0.00	N/A	07/01/27	--	49,867,681.44	49,785,340.15	02/01/26
3	303161156	OF	New York	NY	Actual/360	3.752%	195,157.89	0.00	0.00	N/A	08/09/27	--	60,411,123.77	60,411,123.77	02/09/26
2A	308921102				Actual/360	3.990%	64,412.42	30,955.37	0.00	N/A	07/01/27	--	18,747,248.84	18,716,293.47	02/01/26
3A	1749502				Actual/360	3.752%	30,992.98	0.00	0.00	N/A	08/09/27	--	9,593,876.23	9,593,876.23	02/09/26
4	695100814	RT	New York	NY	Actual/360	4.131%	177,862.50	0.00	0.00	N/A	08/06/27	--	50,000,000.00	50,000,000.00	02/06/26
5	308921005	RT	Oklahoma City	OK	Actual/360	4.180%	141,452.29	220,178.28	0.00	N/A	05/01/22	05/01/24	39,298,366.68	39,078,188.40	02/01/26
6	300801674	SS	Various	Various	Actual/360	3.891%	121,567.42	123,685.65	0.00	09/01/27	09/01/42	--	36,286,194.28	36,162,508.63	02/01/26
7	300801685	OF	Santa Monica	CA	Actual/360	4.260%	157,355.80	66,260.63	0.00	N/A	10/01/27	--	42,895,718.79	42,829,458.16	01/01/26
8	308921008	MU	Philadelphia	PA	Actual/360	4.350%	157,915.50	64,705.93	0.00	N/A	08/01/27	--	42,157,641.41	42,092,935.48	02/01/26
9	300801661	RT	Baton Rouge	LA	Actual/360	3.984%	135,667.37	73,989.70	0.00	N/A	08/01/27	--	39,545,483.97	39,471,494.27	02/01/26
10	308921010	MF	Houston	TX	Actual/360	4.040%	147,852.78	0.00	0.00	N/A	10/01/27	--	42,500,000.00	42,500,000.00	02/01/26
11	453011645	Various Overland Park		KS	Actual/360	4.450%	129,605.56	71,881.94	0.00	N/A	09/06/27	--	33,822,400.36	33,750,518.42	02/06/26
12	1749968	LO	Birmingham	MI	Actual/360	4.170%	125,679.17	0.00	0.00	N/A	10/01/27	--	35,000,000.00	35,000,000.00	02/01/26
13	300801670	OF	Carpinteria	CA	Actual/360	3.994%	99,316.02	0.00	0.00	N/A	09/01/27	--	28,877,000.00	28,877,000.00	02/01/26
14	308921014	OF	Long Beach	CA	Actual/360	4.180%	89,890.64	39,389.76	0.00	N/A	09/01/27	--	24,973,475.95	24,934,086.19	07/01/25
15	695100791	LO	Various	Various	Actual/360	4.486%	87,978.81	418,973.70	0.00	N/A	06/01/27	--	23,194,009.46	22,775,035.76	02/01/26
16	695100831	RT	Niles	IL	Actual/360	4.355%	85,202.86	36,833.19	0.00	N/A	10/06/27	--	22,719,920.13	22,683,086.94	02/06/26
17	1750173	OF	Goleta	CA	Actual/360	4.774%	89,539.87	30,771.96	0.00	N/A	08/01/27	--	21,780,851.74	21,750,079.78	02/01/26
18	308921018	RT	Visalia	CA	Actual/360	4.530%	71,566.23	38,263.16	0.00	N/A	10/01/27	--	18,346,395.87	18,308,132.71	02/01/26
19	308921019	OF	Malvern	PA	Actual/360	4.480%	70,128.30	38,680.07	0.00	N/A	08/01/27	--	18,178,417.56	18,139,737.49	02/01/26
20	308921020	Various Bonita Springs		FL	Actual/360	4.604%	70,858.98	36,846.54	0.00	N/A	10/01/27	--	17,873,121.18	17,836,274.64	02/01/26
21	695100824	LO	Various	NY	Actual/360	4.480%	65,131.44	35,715.34	0.00	N/A	09/06/27	--	16,883,148.51	16,847,433.17	02/06/26
22	695100835	RT	San Marcos	TX	Actual/360	4.725%	68,151.56	0.00	0.00	N/A	10/06/27	--	16,750,000.00	16,750,000.00	02/06/26
23	1749591	LO	Chattanooga	TN	Actual/360	4.120%	47,659.07	29,838.42	0.00	N/A	10/01/27	--	13,433,498.56	13,403,660.14	02/01/26
24	300801683	OF	Tacoma	WA	Actual/360	4.272%	40,526.11	20,757.55	0.00	N/A	10/01/27	--	11,016,521.26	10,995,763.71	02/01/26
25	1749099	OF	Fort Lauderdale	FL	Actual/360	4.660%	40,790.80	21,157.56	0.00	N/A	07/01/27	--	10,165,226.97	10,144,069.41	02/01/26
26	695100832	MF	Chicago	IL	Actual/360	4.455%	39,950.46	15,491.19	0.00	N/A	10/06/27	--	10,413,934.58	10,398,443.39	01/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	308921027	RT	Marina Del Rey	CA	Actual/360	4.250%	32,510.65	15,699.46	0.00	N/A	10/01/27	--	8,883,364.63	8,867,665.17	02/01/26
28	695100827	OF	Sacramento	CA	Actual/360	4.300%	35,223.60	0.00	0.00	N/A	09/06/27	--	9,512,750.00	9,512,750.00	02/06/26
29	695100829	RT	West Bloomfield	MI	Actual/360	4.350%	31,207.61	15,586.70	0.00	N/A	09/06/27	--	8,331,286.52	8,315,699.82	02/06/26
30	1750179	MF	New York	NY	Actual/360	4.045%	31,348.75	0.00	0.00	N/A	10/01/27	--	9,000,000.00	9,000,000.00	02/01/26
31	1750037	RT	Sunrise	FL	Actual/360	4.245%	20,792.57	30,117.53	0.00	N/A	10/01/27	--	5,688,152.47	5,658,034.94	02/01/26
32	300801675	SS	Carol Stream	IL	Actual/360	4.410%	25,819.52	14,539.30	0.00	N/A	09/01/27	--	6,799,082.51	6,784,543.21	02/01/26
33	308921033	SS	Phoenix	AZ	Actual/360	4.550%	21,310.19	11,308.08	0.00	N/A	10/01/27	--	5,438,969.90	5,427,661.82	02/01/26
34	695100801	RT	Odessa	TX	Actual/360	5.372%	23,408.60	14,798.82	0.00	N/A	07/06/27	--	5,060,345.42	5,045,546.60	02/06/26
35	300801678	SS	Streamwood	IL	Actual/360	4.410%	18,923.62	10,656.14	0.00	N/A	09/01/27	--	4,983,178.02	4,972,521.88	02/01/26
37	1750126	SS	Citrus Heights	CA	Actual/360	3.800%	17,997.22	0.00	0.00	N/A	09/01/27	--	5,500,000.00	5,500,000.00	02/01/26
38	300801676	SS	Chicago	IL	Actual/360	4.410%	16,518.07	9,301.55	0.00	N/A	09/01/27	--	4,349,723.28	4,340,421.73	02/01/26
39	695100828	RT	Pittsburgh	PA	Actual/360	4.617%	17,021.79	8,532.84	0.00	N/A	09/06/27	--	4,281,403.23	4,272,870.39	12/06/24
40	1750293	RT	Phoenix	AZ	Actual/360	4.200%	14,466.67	0.00	0.00	N/A	09/01/27	--	4,000,000.00	4,000,000.00	02/01/26
41	308921041	LO	Hopewell	VA	Actual/360	5.130%	12,756.14	8,562.67	0.00	N/A	09/01/27	--	2,887,637.64	2,879,074.97	02/01/26
42	300801677	SS	Chicago	IL	Actual/360	4.410%	11,482.47	6,465.92	0.00	N/A	09/01/27	--	3,023,691.84	3,017,225.92	02/01/26
43	1750363	MF	Titusville	FL	Actual/360	4.420%	11,254.51	6,313.50	0.00	N/A	09/05/27	--	2,956,957.56	2,950,644.06	02/05/26
44	308921044	RT	Las Vegas	NV	Actual/360	4.570%	12,475.56	4,638.02	0.00	N/A	09/01/27	--	3,170,185.37	3,165,547.35	02/01/26
45	695100833	SS	Tyrone	GA	Actual/360	4.700%	11,540.43	5,574.62	0.00	N/A	10/06/27	--	2,851,445.77	2,845,871.15	02/06/26
47	695100826	SS	Villa Rica	GA	Actual/360	4.600%	10,903.57	5,501.05	0.00	N/A	09/06/27	--	2,752,654.34	2,747,153.29	02/06/26
48	308921048	MF	Cottonwood	AZ	Actual/360	4.310%	8,900.71	3,669.08	0.00	N/A	10/01/27	--	2,398,214.08	2,394,545.00	02/01/26
Totals							3,447,484.34	1,667,982.51	0.00				956,600,300.12	954,932,317.61
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	25,269,950.52	20,863,655.35	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3	65,247,627.00	37,213,717.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	9,604,673.18	7,416,140.94	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	8,239,374.00	8,049,103.00	10/01/24	09/30/25	06/11/25	0.00	0.00	0.00	0.00	0.00	0.00
6	8,430,595.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	276,759.38	340,945.65	01/01/25	09/30/25	--	0.00	0.00	223,431.74	223,431.74	0.00	0.00
8	3,670,407.00	2,033,087.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	28,201,020.00	20,266,368.78	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,696,053.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	16,316,267.32	11,738,888.40	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,933,970.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,459,802.52	2,601,946.63	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,565,217.00	1,947,713.00	04/01/24	03/31/25	04/11/25	8,953,442.23	437,970.63	96,663.56	680,245.13	0.00	0.00
15	35,623,487.66	0.00	--	--	02/11/26	221,498.08	0.00	0.00	0.00	0.00	0.00
16	1,985,966.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,964,943.72	2,218,721.59	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,416,572.00	1,562,818.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	5,890,866.00	5,667,824.00	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,553,264.00	1,969,359.97	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	10,955,303.42	11,030,064.14	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,809,079.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,237,453.66	2,806,242.32	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,166,127.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,121,230.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,099,277.55	837,722.11	01/01/25	09/30/25	--	0.00	0.00	55,396.81	55,396.81	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,146,121.00	886,960.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,093,673.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	785,272.53	659,872.70	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	636,299.00	429,708.68	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	981,775.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	843,576.97	671,726.49	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,297,157.00	1,197,857.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	818,731.00	699,244.66	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	683,050.27	561,995.57	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	783,107.00	641,002.75	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	395,280.50	32,336.00	10/01/24	09/30/25	05/12/25	786,173.72	30,552.30	22,256.36	324,897.51	16,656.13	0.00
40	656,647.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	427,362.08	360,462.95	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	790,465.17	490,280.05	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	432,168.00	217,064.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	597,892.82	441,159.14	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	260,103,867.65	145,853,987.87				9,961,114.03	468,522.93	397,748.47	1,283,971.19	16,656.13	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
5	308921005	220,178.28	Partial Liquidation (Curtailment)	0.00	0.00
15	695100791	418,973.70	Partial Liquidation (Curtailment)	0.00	0.00
Totals		639,151.98		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments				Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff		Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount		Coupon	Remit	WAM¹
Date
02/18/26	0	0.00	0	0.00	2	29,206,956.58	0	0.00	0	0.00	0	0.00	2	639,151.98	0		0.00	4.186890%	4.144795%	16
01/16/26	0	0.00	0	0.00	2	29,254,879.18	0	0.00	0	0.00	0	0.00	1	312,082.58	0		0.00	4.187130%	4.144897%	17
12/17/25	0	0.00	0	0.00	2	29,302,626.72	0	0.00	0	0.00	0	0.00	2	365,362.24	0		0.00	4.187237%	4.144940%	18
11/18/25	0	0.00	0	0.00	2	29,353,647.69	0	0.00	0	0.00	0	0.00	1	488,438.98	0		0.00	4.187396%	4.145025%	19
10/20/25	0	0.00	0	0.00	2	29,401,034.45	0	0.00	0	0.00	1	23,826,207.53	2	1,364,920.34	0		0.00	4.187656%	4.145185%	20
09/17/25	0	0.00	0	0.00	2	29,451,707.52	0	0.00	0	0.00	0	0.00	1	248,673.63	0		0.00	4.188132%	4.145360%	21
08/15/25	0	0.00	0	0.00	2	29,498,736.09	0	0.00	0	0.00	0	0.00	1	230,709.11	0		0.00	4.188236%	4.145415%	22
07/17/25	0	0.00	0	0.00	2	29,545,592.87	0	0.00	0	0.00	0	0.00	1	245,623.58	0		0.00	4.188338%	4.145475%	23
06/17/25	0	0.00	0	0.00	2	29,595,754.87	0	0.00	0	0.00	0	0.00	1	124,734.40	0		0.00	4.188448%	4.145539%	24
05/16/25	0	0.00	0	0.00	2	29,642,257.28	0	0.00	0	0.00	0	0.00	1	1,984,248.61	0		0.00	4.188551%	4.145624%	25
04/17/25	0	0.00	0	0.00	2	29,692,077.54	0	0.00	0	0.00	0	0.00	1	191,747.46	0		0.00	4.188644%	4.145256%	26
03/17/25	0	0.00	1	4,367,068.16	1	25,371,159.96	0	0.00	0	0.00	0	0.00	1	148,604.44	0		0.00	4.188744%	4.145323%	27
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	300801685	01/01/26	0	B	223,431.74	223,431.74	0.00	42,895,718.79
14	308921014	07/01/25	6	6	96,663.56	680,245.13	118,166.85	25,212,610.00	07/09/24	2
26	695100832	01/06/26	0	B	55,396.81	55,396.81	0.00	10,413,934.58
39	695100828	12/06/24	13	6	22,256.36	324,897.51	58,387.36	4,393,114.88	03/07/25	2
Totals					397,748.47	1,283,971.19	176,554.21	82,915,378.25
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		39,078,188	39,078,188		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		779,691,621	750,484,664	29,206,957		0
25 - 36 Months		0	0		0	0
37 - 48 Months		100,000,000	100,000,000		0	0
49 - 60 Months		0	0		0	0
> 60 Months		36,162,509	36,162,509		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-26	954,932,318	925,725,361	0	0	29,206,957	0
Jan-26	956,600,300	927,345,421	0	0	29,254,879	0
Dec-25	957,937,427	928,634,801	0	0	29,302,627	0
Nov-25	959,386,531	930,032,883	0	0	29,353,648	0
Oct-25	960,892,253	931,491,219	0	0	29,401,034	0
Sep-25	963,333,431	933,881,724	0	0	29,451,708	0
Aug-25	964,591,684	935,092,948	0	0	29,498,736	0
Jul-25	965,828,257	936,282,664	0	0	29,545,593	0
Jun-25	967,139,126	937,543,372	0	0	29,595,755	0
May-25	968,262,103	938,619,846	0	0	29,642,257	0
Apr-25	971,304,248	941,612,170	0	0	29,692,078	0
Mar-25	972,486,671	942,748,443	0	4,367,068	25,371,160	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	308921005	39,078,188.40	39,078,188.40	101,680,000.00	04/04/25	8,049,103.00	2.15430	09/30/25	05/01/22	I/O
14	308921014	24,934,086.19	25,212,610.00	19,100,000.00	01/15/25	1,947,713.00	1.25540	09/30/25	09/01/27	259
15	695100791	22,775,035.76	22,775,065.76	547,200,000.00	04/01/25	35,623,487.66	1.35670	09/30/25	06/01/27	I/O
39	695100828	4,272,870.39	4,393,114.88	3,875,000.00	04/07/25	32,336.00	0.10540	09/30/25	09/06/27	259
Totals		91,060,180.74	91,458,979.04	671,855,000.00		45,652,639.66

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	308921005	RT	OK	05/05/22	8
Loan transferred on 5/5/22 due to Maturity Default as Borrower failed to pay off at Maturity (5/1/22). Notice of Default was sent on 5/10/22. A Cash Sweep Event was triggered and Borrower cooperated in opening the Cash Management Account.
Collateral consi sts of an open air regional outlet mall anchored by Nike Factory Store, Polo, Forever 21, and Old Navy ("Property"). Property was developed between 2011 to 2014 and is located eight miles southwest of the Oklahoma City CBD.
YE2024 NOI was $8.24MM with occ upancy of ~97%. Lender approved a forbearance with Borrower, and the transaction closed in April 2023. Borrower exercised their final extension option and the forbearance will expire on 5/1/26.

14	308921014	OF	CA	07/09/24	2
The loan transferred to LNR on 7/9/2024 for Imminent Default. The loan is secured by a 187K SF office property in Long Beach, CA. DSCR has dropped below 1.0x on NCF as Borrower advised they are unable to fund shortfalls. Parties did not
	ultimately agree	on the modification terms and borrower stipulated to the appointment of a receiver, who was appointed in 7/2025. Foreclosure is anticipated to occur in 2026.

15	695100791	LO	Various	03/06/25	11
Loan transferred to Special Servicing effective 2/24/25 due to imminent default. Hello Letter was noticed and PNA has been executed. Collateral consists of a 65 mixed service hotels, totaling 6,366 keys. Loan is paid through 2/1/2026. A
Modification Agree ment was signed on 9/25/2025 which provides for the expedited sale of underperforming assets along with modifications to certain release provisions, cash-management terms and other terms to improve funding towards operations at remaining portfolio. As of 1/31/2026, thirteen (13) collateral assets have been released for a cumulative paydown of $70MM.

39	695100828	RT	PA	03/07/25	2
	The loan transferred for imminent default due to cash flow issues.				As of 1/30/26, two of the three single tenant buildings are vacant and the third is open and operating as Dollar General. Cash flow is being captured via cash management.
	Receiver is now	overseeing the properties. Lender's counsel has filed Lender's writ package with Allegheny County and have a tentative foreclosure sale date of 3/2/2026. Counsel in the process of forming the SPE and assigning the loan and judgment?

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	308921005	49,500,000.00	4.18000%	49,500,000.00	4.18000%	10	07/31/20	06/01/20	09/11/20
5	308921005	0.00	4.18000%	0.00	4.18000%	10	04/21/23	06/01/20	09/11/20
12	1749968	0.00	4.17000%	0.00	4.17000%	8	12/15/20	12/15/20	--
15	695100791	0.00	4.48600%	0.00	4.48600%	8	09/25/25	09/25/25	--
34	695100801	5,915,257.00	5.37200%	5,915,257.00	5.37200%	10	08/04/20	07/06/20	09/11/20
Totals		55,415,257.00		55,415,257.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
36	695100834 01/15/21	5,296,020.03	5,900,000.00	6,626,484.38	1,378,442.65	6,626,484.38	5,248,041.73	47,978.30	0.00	(2,937.68)	50,915.98	0.90%
50	300801668 12/17/21	1,223,658.76	1,960,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		6,519,678.79	7,860,000.00	6,626,484.38	1,378,442.65	6,626,484.38	5,248,041.73	47,978.30	0.00	(2,937.68)	50,915.98

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
36	695100834	06/17/21	0.00	0.00	50,915.98	0.00	0.00	883.74	0.00	0.00	50,915.98
		05/17/21	0.00	0.00	50,032.24	0.00	0.00	2,053.94	0.00	0.00
		01/15/21	0.00	0.00	47,978.30	0.00	0.00	47,978.30	0.00	0.00
50	300801668	12/27/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	50,915.98	0.00	0.00	50,915.98	0.00	0.00	50,915.98

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	0.00	0.00	1,256.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	5,376.23	0.00	0.00	32,131.04	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	(9,991.29)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	3,500.00	0.00	0.00	3,095.17	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(1,115.06)	0.00	1,256.79	35,226.21	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		35,367.94

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Supplemental Notes
None

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